GMO Benchmark-Free Fund Average Annual Total Returns - Class III			12 Months Ended	60 Months Ended	120 Months Ended	175 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.07%	8.58%	6.63%	6.14%
Performance Inception Date		Jun. 15, 2011
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.96%	6.74%	5.15%	4.46%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		14.62%	6.04%	4.71%	4.30%
Consumer Price Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.63%	4.49%	3.20%	2.60%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (returns reflect no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.47%	2.52%	3.32%	2.46%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%	2.27%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)&#xA; [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		21.09%	12.15%	12.17%	10.86%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.94% to 2024 annual performance.
[2]	MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.